Variable Interest Entities - Schedule of VIE Amounts in Consolidated Balance Sheets (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Variable Interest Entity
Current assets	$ 2,196.2	$ 4,033.0
Property, plant and equipment	10,125.5	10,929.6
Long-term investments and other assets	296.5	283.1
Total operating lease right-of-use assets	170.2
Current liabilities	(3,125.1)	(4,102.0)
Asset retirement obligations	(368.4)	(510.5)
Other long-term liabilities	(101.8)	(122.0)
VIE
Variable Interest Entity
Current assets	6.4	1,383.5
Property, plant and equipment	371.1	619.2
Long-term investments and other assets	53.3	48.0
Total operating lease right-of-use assets	0.1	0.0
Current liabilities	(3.6)	(161.8)
Asset retirement obligations	(3.3)	(0.9)
Other long-term liabilities	(0.1)	(3.0)
Net assets	$ 423.9	$ 1,885.0